Convertible Notes Payable (Details Textual) (USD $)	1 Months Ended	9 Months Ended
	Apr. 02, 2013	Sep. 30, 2013	Sep. 30, 2012	Aug. 02, 2013
Debt Instrument, Interest Rate During Period		8.00%
Proceeds from Convertible Debt		$ 489,000
Common Stock Discount Rate Percentage		35.00%
Discount On Debt Related To Convertible Note		263,000
Share Issued For Conversion Of Convertible Promissory Note				1,164,736
Debt Instrument, Convertible, Beneficial Conversion Feature	153,500
Amortization of Debt Discount (Premium)		$ 200,000	$ 0